Share-based Payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	18.00%	18.00%
Average expected term to exercise (years)	3 years 6 months	3 years 6 months
Risk-free rate (%)	1.00%	0.30%
Expected dividend yield (%)	5.00%	3.20%
Share price at date of grant (£)	£ 38.94	£ 52.11
Fair value at grant date (£)	£ 29.39	£ 41.04
Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	18.00%	18.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	1.00%	0.30%
Expected dividend yield (%)	5.00%	3.20%
Share price at date of grant (£)	£ 38.94	£ 52.11
Fair value at grant date (£)	£ 33.50	£ 47.27